Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS’/PARTNERS DEFICIT
Total Stockholders’ /Partners Deficit		$ (433,211)	$ (426,440)
Ci2i Services, Inc [Member]
Current Assets
Cash and cash equivalents	$ 3,210	5,942	7,068
Accounts receivable, net			39,326
Prepaid expenses and other current assets		3,668	3,668
Total Current Assets	3,210	9,610	50,062
Fixed Assets, net of depreciation			2,418
TOTAL ASSETS	3,210	9,610	52,480
Current Liabilities
Note payable – bank	54,000	75,000	75,000
Current portion of long-term debt - related party	243,162	249,298	167,487
Current portion of long-term debt		11,866	94,907
Deferred revenue			15,000
Accounts payable and accrued expenses	148,833	106,657	126,526
Total Current Liabilities	445,995	442,821	478,920
Long-term debt, net of current portion	45,000
TOTAL LIABILITIES	490,995	442,821	478,920
STOCKHOLDERS’/PARTNERS DEFICIT
Preferred stock value	350
Common stock value	4,140	4,140	4,140
Accumulated Deficit	(492,275)	(437,701)	(430,930)
Total Stockholders’ /Partners Deficit	(487,785)	(433,211)	(426,440)
TOTAL LIABILITIES AND STOCKHOLDERS’/PARTNERS DEFICIT	3,210	9,610	52,480
Ci2i Services, Inc [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS’/PARTNERS DEFICIT
Preferred stock value		350	350
Omnim2m, Inc [Member]
Current Assets
Cash and cash equivalents	850	1,084	1,326
Accounts receivable, net	4,115		450
Prepaid expenses and other current assets	18,718	31,309	800
Total Current Assets	23,683	32,393	2,576
Fixed Assets, net of depreciation	500	1,907	8,620
TOTAL ASSETS	24,183	34,300	11,196
Current Liabilities
Current portion of long-term debt - related party	238,403	229,944	45,535
Accounts payable and accrued expenses	105,213	88,760	49,048
Total Current Liabilities	343,616	318,704	94,583
TOTAL LIABILITIES	343,616	318,704	94,583
STOCKHOLDERS’/PARTNERS DEFICIT
Preferred stock value	4	4	4
Common stock value	11	11	11
Additional Paid-in Capital	1,183,297	1,183,297	1,168,297
Accumulated Deficit	(1,502,745)	(1,467,716)	(1,251,699)
Total Stockholders’ /Partners Deficit	(319,433)	(284,404)	(83,387)
TOTAL LIABILITIES AND STOCKHOLDERS’/PARTNERS DEFICIT	$ 24,183	$ 34,300	$ 11,196